Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 15,992	$ 3,191
Silver bullion (note 6)	4,084,962	3,597,211
Prepaid assets	33	186
Total assets	4,100,987	3,600,588
Liabilities
Due to broker	9,598
Accounts payable	140	477
Total liabilities	9,738	477
Equity
Unitholders’ capital	4,427,141	4,036,786
Unit premiums and reserves	91	67
Retained earnings (deficit)	(244,823)	(348,165)
Underwriting commissions and issue expenses	(91,160)	(88,577)
Total equity (note 7)	4,091,249	3,600,111
Total liabilities and equity	$ 4,100,987	$ 3,600,588
Total equity per Unit	$ 8.47	$ 8.32